COMMON STOCK (Details Narrative) - USD ($)							3 Months Ended				12 Months Ended
		Jun. 11, 2021	Apr. 19, 2021	Mar. 08, 2021	Mar. 27, 2020	Apr. 16, 2019	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Sep. 02, 2021	Sep. 01, 2021	Aug. 11, 2021	Aug. 10, 2021	Aug. 03, 2021	Aug. 02, 2021	Mar. 16, 2021	Aug. 14, 2020	Aug. 13, 2020	Jun. 11, 2020	Jun. 10, 2020	Jun. 06, 2020	Jun. 05, 2020	Jun. 04, 2020	Sep. 17, 2019	Sep. 16, 2019	Sep. 15, 2019	Jul. 23, 2019	Jul. 22, 2019	Jun. 13, 2019	Jun. 12, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative settlements							$ 418,322		$ 2,494,842		$ 3,218,753		$ 4,976,556		$ 1,784,469	$ 115,941
Debt Conversion, Converted Instrument, Amount							$ 414,756		390,174		$ 1,446,528		$ 1,077,715		866,299
Common Stock, Shares Authorized			200,000,000				15,000,000,000				15,000,000,000		2,000,000,000				2,000,000,000	1,000,000,000	1,000,000,000	500,000,000	500,000,000	200,000,000		10,000,000,000	5,000,000,000	5,000,000,000	2,000,000,000	2,000,000,000	10,000,000,000		10,000,000,000	5,000,000,000	1,500,000,000	1,500,000,000	975,000,000	975,000,000	900,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Debt Issuance Costs, Net							$ 2,750				$ 25,900		$ 30,935		16,500
Gains (Losses) on Restructuring of Debt							(750)				(513,973)		41,116		86,719
Conversion of Stock, Amount Converted							(260,533)		(4,959,011)		(5,770,181)		(698,923)
Conversion of Stock, Amount Converted							260,533		4,959,011		5,770,181		698,923
[custom:GainsLossesOnRestructuringOfDebtPreferredShares]							(136,754)		(1,122,681)		(1,603,865)		(191,349)
Debt Instrument, Face Amount							373,000				877,299		1,005,664
Stock Issued During Period, Value, Other				$ 87,500					87,500		87,500
Stockholders' Equity, Reverse Stock Split		Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.	On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock.
Gains (Losses) on Restructuring of Debt							750				$ 513,973		$ (41,116)		$ (86,719)
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost							$ 20,986
Common Stock, Shares, Outstanding							631,100,311				220,877,962		32,644,913										61,373,100
Common Stock, Shares, Issued							631,100,311				220,877,962		32,644,913
Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative settlements							$ 385,558				$ 3,085,456
Hanson And Associates [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative settlements						$ 24,953
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							273,219,132	[1]	10,944,128	[1]	106,219,740	[2]	24,495,581	[2]	14,128	19
Derivative settlements	[1]
Debt Conversion, Converted Instrument, Amount	[1]						27,322		1,094
Stock Issued During Period, Shares, Reverse Stock Splits					23								23	[2]
Conversion of Stock, Amount Converted							(12,637)	[1]	(2,080)	[1]	$ (74,175,550)		$ (8,119,146)
Conversion of Stock, Amount Converted							12,637	[1]	$ 2,080	[1]	$ 74,175,550		8,119,146
Stock Issued During Period, Shares, Other				233,333					233,333	[1]	233,333	[2]
Stock Issued During Period, Value, Other	[1]								$ 23
Rounding Due To Reverse Stock Split, In Shares		9,932									9,932	[2]
Common Stock [Member] | Hanson And Associates [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						3
Debt Conversion, Converted Instrument, Amount						$ 24,953
Convertible Preferred Stocks [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative settlements	[1]
Debt Conversion, Converted Instrument, Amount	[1]
Conversion of Stock, Amount Converted							123,779	[1]	3,480,499	[1]	$ 14,192		1,890
Conversion of Stock, Amount Converted							$ (123,779)	[1]	(3,480,499)	[1]	(14,192)		(1,890)
[custom:GainsLossesOnRestructuringOfDebtPreferredShares]											$ 1,759,694		$ 191,349
Stock Issued During Period, Value, Other	[1]
Stockholders' Equity, Reverse Stock Split			On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock.
Rounding Due To Reverse Stock Split, In Shares											(2)

[1]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.
[2]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.